Transamerica Stock Index

SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

Value
Master Portfolio - 100.0%
S&P 500 Index Master Portfolio	$ 495,219,378

Total Investments (Cost $495,219,378)	495,219,378
Net Other Assets (Liabilities) - (0.0)% (A)	(244,068)

Net Assets - 100.0%	$ 494,975,310

FOOTNOTE TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 1

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Schedule of Investments, displays the Fund’s proportional interest in the net assets of the Master Portfolio. At the period ended September 30, 2019, the Fund held a 2.40% ownership interest in the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments, which accompany this report.

Transamerica Funds	Page 1

Schedule of Investments (unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)
September 30, 2019

Security	Shares		Value
Common Stocks – 97.6%

Aerospace & Defense – 2.6%
Arconic, Inc.	327,315	$	8,510,190
Boeing Co.	439,545		167,233,686
General Dynamics Corp.	193,261		35,314,583
Huntington Ingalls Industries, Inc.	33,853		7,169,727
L3Harris Technologies, Inc.	184,377		38,468,417
Lockheed Martin Corp.	203,789		79,489,937
Northrop Grumman Corp.	129,597		48,571,660
Raytheon Co.	229,127		44,952,426
Textron, Inc.	190,050		9,304,848
TransDigm Group, Inc.	41,278		21,492,216
United Technologies Corp.	664,937		90,777,199

			551,284,889
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	111,949		9,491,036
Expeditors International of Washington, Inc.	141,594		10,519,018
FedEx Corp.	196,760		28,642,353
United Parcel Service, Inc., Class B	571,808		68,514,035

			117,166,442
Airlines – 0.4%
Alaska Air Group, Inc.	101,244		6,571,748
American Airlines Group, Inc.	325,899		8,789,496
Delta Air Lines, Inc.	473,861		27,294,393
Southwest Airlines Co.	400,667		21,640,025
United Airlines Holdings, Inc. (a)	181,453		16,042,260

			80,337,922
Auto Components – 0.1%
Aptiv PLC	211,364		18,477,441
BorgWarner, Inc.	171,553		6,292,564

			24,770,005
Automobiles – 0.4%
Ford Motor Co.	3,212,405		29,425,630
General Motors Co.	1,035,345		38,804,731
Harley-Davidson, Inc.	128,117		4,608,368

			72,838,729
Banks – 5.3%
Bank of America Corp.	6,889,343		200,962,135
BB&T Corp.	627,874		33,509,635
Citigroup, Inc.	1,856,539		128,249,714
Citizens Financial Group, Inc.	362,856		12,834,217
Comerica, Inc.	129,051		8,516,075
Fifth Third Bancorp	596,094		16,321,054
First Republic Bank (b)	135,767		13,128,669
Huntington Bancshares, Inc.	848,449		12,107,367
JPMorgan Chase & Co.	2,627,865		309,273,432
KeyCorp	828,871		14,787,059
M&T Bank Corp.	111,998		17,692,324
People’s United Financial, Inc.	323,296		5,054,733
PNC Financial Services Group, Inc.	365,543		51,234,507

Security	Shares		Value
Banks (continued)
Regions Financial Corp.	833,745	$	13,189,846
SunTrust Banks, Inc.	363,538		25,011,414
SVB Financial Group (a)	42,320		8,842,764
U.S. Bancorp	1,178,455		65,215,700
Wells Fargo & Co.	3,297,082		166,304,816
Zions Bancorp. NA	150,600		6,704,712

			1,108,940,173
Beverages – 1.9%
Brown-Forman Corp., Class B	149,858		9,408,085
Coca-Cola Co.	3,169,779		172,562,769
Constellation Brands, Inc., Class A	137,072		28,412,284
Molson Coors Brewing Co., Class B	153,940		8,851,550
Monster Beverage Corp. (a)(b)	320,917		18,632,441
PepsiCo, Inc.	1,149,164		157,550,385

			395,417,514
Biotechnology – 2.1%
AbbVie, Inc.	1,211,884		91,763,856
Alexion Pharmaceuticals, Inc. (a)	183,821		18,003,429
Amgen, Inc.	493,925		95,579,427
Biogen, Inc. (a)	151,831		35,349,293
Celgene Corp. (a)	584,388		58,029,728
Gilead Sciences, Inc.	1,042,375		66,065,728
Incyte Corp. (a)	145,905		10,830,528
Regeneron Pharmaceuticals, Inc. (a)(b)	66,603		18,475,672
Vertex Pharmaceuticals, Inc. (a)	209,959		35,571,254

			429,668,915
Building Products – 0.3%
Allegion PLC	77,298		8,011,938
AO Smith Corp.	116,550		5,560,601
Fortune Brands Home & Security, Inc.	114,669		6,272,394
Johnson Controls International PLC	652,353		28,631,773
Masco Corp.	243,172		10,135,409

			58,612,115
Capital Markets – 2.6%
Affiliated Managers Group, Inc.	41,062		3,422,518
Ameriprise Financial, Inc.	109,770		16,147,167
Bank of New York Mellon Corp.	704,181		31,836,023
BlackRock, Inc. (e)	96,113		42,831,797
Cboe Global Markets, Inc.	91,576		10,522,998
Charles Schwab Corp.	956,403		40,006,338
CME Group, Inc.	293,453		62,018,357
E*Trade Financial Corp.	202,442		8,844,691
Franklin Resources, Inc.	241,326		6,964,668
Goldman Sachs Group, Inc.	265,849		55,091,888
Intercontinental Exchange, Inc.	462,236		42,650,516
Invesco Ltd.	327,515		5,548,104
MarketAxess Holdings, Inc.	30,887		10,115,493
Moody’s Corp.	135,222		27,697,522
Morgan Stanley	1,029,629		43,934,269
MSCI, Inc.	69,417		15,115,552
Nasdaq, Inc.	95,087		9,446,893

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	1

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)
September 30, 2019

Security	Shares		Value
Capital Markets (continued)
Northern Trust Corp.	179,042	$	16,708,199
Raymond James Financial, Inc.	102,701		8,468,725
S&P Global, Inc.	201,433		49,347,056
State Street Corp.	304,540		18,025,723
T. Rowe Price Group, Inc.	193,854		22,147,820

			546,892,317
Chemicals – 1.9%
Air Products & Chemicals, Inc.	180,457		40,036,190
Albemarle Corp.	87,068		6,052,967
Celanese Corp.	103,779		12,691,134
CF Industries Holdings, Inc.	183,499		9,028,151
Corteva, Inc. (a)	615,743		17,240,804
Dow, Inc. (a)	613,859		29,250,381
DuPont de Nemours, Inc.	613,836		43,772,645
Eastman Chemical Co.	111,653		8,243,341
Ecolab, Inc.	204,778		40,554,235
FMC Corp.	106,998		9,381,585
International Flavors & Fragrances, Inc.	88,122		10,811,688
Linde PLC	444,940		86,193,777
LyondellBasell Industries NV, Class A	213,603		19,111,060
Mosaic Co.	290,955		5,964,578
PPG Industries, Inc.	193,548		22,937,373
Sherwin-Williams Co.	67,741		37,248,744

			398,518,653
Commercial Services & Supplies – 0.4%
Cintas Corp.	69,030		18,506,943
Copart, Inc. (a)	163,712		13,150,985
Republic Services, Inc.	176,629		15,287,240
Rollins, Inc.	120,824		4,116,474
Waste Management, Inc.	320,288		36,833,120

			87,894,762
Communications Equipment – 1.1%
Arista Networks, Inc. (a)(b)	45,858		10,956,393
Cisco Systems, Inc.	3,494,621		172,669,224
F5 Networks, Inc. (a)	48,294		6,781,443
Juniper Networks, Inc.	282,265		6,986,059
Motorola Solutions, Inc.	135,278		23,052,724

			220,445,843
Construction & Engineering – 0.1%
Jacobs Engineering Group, Inc.	110,498		10,110,567
Quanta Services, Inc.	116,201		4,392,398

			14,502,965
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	51,218		14,038,854
Vulcan Materials Co.	108,284		16,376,872

			30,415,726
Consumer Finance – 0.7%
American Express Co.	560,249		66,266,252
Capital One Financial Corp.	384,959		35,023,570

Security	Shares		Value
Consumer Finance (continued)
Discover Financial Services	265,381	$	21,519,745
Synchrony Financial	501,289		17,088,942

			139,898,509
Containers & Packaging – 0.4%
Amcor PLC (a)	1,330,675		12,974,081
Avery Dennison Corp.	67,946		7,716,627
Ball Corp.	272,557		19,844,875
International Paper Co.	326,605		13,658,621
Packaging Corp. of America	77,463		8,218,825
Sealed Air Corp.	128,174		5,320,503
Westrock Co.	210,715		7,680,562

			75,414,094
Distributors – 0.1%
Genuine Parts Co.	119,738		11,924,707
LKQ Corp. (a)	257,401		8,095,262

			20,019,969
Diversified Consumer Services – 0.0%
H&R Block, Inc.	162,767		3,844,557

Diversified Financial Services – 1.6%
Berkshire Hathaway, Inc., Class B (a)	1,612,104		335,349,874

Diversified Telecommunication Services – 2.1%
AT&T, Inc.	6,013,549		227,552,694
CenturyLink, Inc.	783,101		9,773,100
Verizon Communications, Inc.	3,404,208		205,477,995

			442,803,789
Electric Utilities – 2.1%
Alliant Energy Corp.	193,709		10,446,726
American Electric Power Co., Inc.	404,501		37,897,699
Duke Energy Corp.	596,827		57,211,836
Edison International	298,585		22,519,281
Entergy Corp.	165,874		19,466,972
Evergy, Inc.	200,103		13,318,856
Eversource Energy	263,227		22,498,012
Exelon Corp.	795,954		38,452,538
FirstEnergy Corp.	447,092		21,563,247
NextEra Energy, Inc.	402,395		93,754,011
Pinnacle West Capital Corp.	92,041		8,934,420
PPL Corp.	590,949		18,608,984
Southern Co.	864,197		53,381,449
Xcel Energy, Inc.	433,988		28,161,481

			446,215,512
Electrical Equipment – 0.5%
AMETEK, Inc.	186,776		17,149,772
Eaton Corp. PLC	346,842		28,839,912
Emerson Electric Co.	502,231		33,579,165

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	2

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)
September 30, 2019

Security	Shares		Value
Electrical Equipment (continued)
Rockwell Automation, Inc.	96,409	$	15,888,203

			95,457,052
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	244,890		23,631,885
CDW Corp.	114,552		14,117,388
Corning, Inc.	643,313		18,347,287
FLIR Systems, Inc.	109,710		5,769,649
IPG Photonics Corp. (a)	28,468		3,860,261
Keysight Technologies, Inc. (a)	154,256		15,001,396
TE Connectivity Ltd.	276,526		25,766,693

			106,494,559
Energy Equipment & Services – 0.4%
Baker Hughes a GE Co.	531,295		12,326,044
Halliburton Co.	716,456		13,505,196
Helmerich & Payne, Inc.	90,592		3,630,021
National Oilwell Varco, Inc. (b)	316,363		6,706,896
Schlumberger Ltd.	1,135,474		38,799,146
TechnipFMC PLC	339,977		8,207,045

			83,174,348
Entertainment – 0.8%
Activision Blizzard, Inc.	627,945		33,230,849
Electronic Arts, Inc. (a)	243,981		23,866,222
Netflix, Inc. (a)(b)	360,478		96,471,122
Take-Two Interactive Software, Inc. (a)(b)	92,258		11,563,618
Viacom, Inc., Class B	289,905		6,966,417

			172,098,228
Equity Real Estate Investment Trusts (REITs) – 3.1%
Alexandria Real Estate Equities, Inc.	92,658		14,273,038
American Tower Corp.	365,136		80,742,524
Apartment Investment & Management Co., Class A	124,251		6,478,447
AvalonBay Communities, Inc.	114,278		24,607,482
Boston Properties, Inc.	121,980		15,815,927
Crown Castle International Corp.	340,810		47,375,998
Digital Realty Trust, Inc.	171,140		22,215,683
Duke Realty Corp.	294,646		10,009,125
Equinix, Inc.	70,019		40,386,959
Equity Residential	296,525		25,578,247
Essex Property Trust, Inc.	53,872		17,597,289
Extra Space Storage, Inc.	104,482		12,205,587
Federal Realty Investment Trust	61,405		8,359,677
HCP, Inc.	394,067		14,040,607
Host Hotels & Resorts, Inc.	607,358		10,501,220
Iron Mountain, Inc.	235,175		7,617,318
Kimco Realty Corp.	345,973		7,223,916
Macerich Co.	84,574		2,671,693
Mid-America Apartment Communities, Inc.	93,450		12,149,435
Prologis, Inc.	517,102		44,067,433
Public Storage	123,122		30,198,133

Security	Shares		Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	258,076	$	19,789,268
Regency Centers Corp.	135,215		9,396,090
SBA Communications Corp.	92,839		22,388,125
Simon Property Group, Inc.	253,296		39,425,522
SL Green Realty Corp.	67,577		5,524,420
UDR, Inc.	231,005		11,199,122
Ventas, Inc.	302,831		22,115,748
Vornado Realty Trust	142,305		9,060,559
Welltower, Inc.	331,956		30,091,811
Weyerhaeuser Co.	611,599		16,941,292

			640,047,695
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	360,523		103,870,281
Kroger Co.	661,289		17,048,030
Sysco Corp.	421,052		33,431,529
Walgreens Boots Alliance, Inc.	625,434		34,592,755
Walmart, Inc.	1,169,192		138,759,707

			327,702,302
Food Products – 1.2%
Archer-Daniels-Midland Co.	458,597		18,834,579
Campbell Soup Co.	143,388		6,727,765
Conagra Brands, Inc.	398,336		12,220,948
General Mills, Inc.	490,867		27,056,589
Hershey Co.	124,137		19,239,994
Hormel Foods Corp.	223,190		9,760,099
J.M. Smucker Co.	93,246		10,258,925
Kellogg Co.	203,763		13,112,149
Kraft Heinz Co.	504,334		14,088,570
Lamb Weston Holdings, Inc.	121,446		8,831,553
McCormick & Co., Inc.	100,395		15,691,738
Mondelez International, Inc., Class A	1,180,818		65,322,852
Tyson Foods, Inc., Class A	241,670		20,817,454

			241,963,215
Gas Utilities – 0.1%
Atmos Energy Corp.	95,910		10,923,190

Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	1,457,224		121,925,932
ABIOMED, Inc. (a)(b)	36,992		6,580,507
Align Technology, Inc. (a)(b)	59,683		10,797,848
Baxter International, Inc.	419,743		36,714,920
Becton Dickinson & Co.	221,117		55,933,756
Boston Scientific Corp. (a)	1,140,008		46,386,926
Cooper Cos., Inc. (b)	40,568		12,048,696
Danaher Corp.	525,621		75,915,441
DENTSPLY SIRONA, Inc.	191,806		10,225,178
Edwards Lifesciences Corp. (a)	170,922		37,587,457
Hologic, Inc. (a)	219,738		11,094,572
IDEXX Laboratories, Inc. (a)	70,505		19,172,425
Intuitive Surgical, Inc. (a)	94,641		51,099,515
Medtronic PLC	1,104,684		119,990,776
ResMed, Inc.	117,913		15,931,226

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	3

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)
September 30, 2019

Security	Shares		Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	264,258	$	57,159,005
Teleflex, Inc.	37,401		12,706,990
Varian Medical Systems, Inc. (a)(b)	74,554		8,878,636
Zimmer Biomet Holdings, Inc.	167,668		23,015,786

			733,165,592
Health Care Providers & Services – 2.4%
AmerisourceBergen Corp.	127,499		10,496,993
Anthem, Inc.	210,840		50,622,684
Cardinal Health, Inc.	244,339		11,530,357
Centene Corp. (a)	338,864		14,659,257
Cigna Corp. (a)	311,066		47,216,708
CVS Health Corp.	1,064,949		67,166,334
DaVita, Inc. (a)(b)	81,716		4,663,532
HCA Healthcare, Inc.	218,877		26,357,168
Henry Schein, Inc. (a)(b)	121,008		7,684,008
Humana, Inc.	110,948		28,366,075
Laboratory Corp. of America Holdings (a)	80,802		13,574,736
McKesson Corp.	152,756		20,875,635
Quest Diagnostics, Inc.	110,442		11,820,607
UnitedHealth Group, Inc.	779,057		169,304,667
Universal Health Services, Inc., Class B	67,589		10,053,864
WellCare Health Plans, Inc. (a)	41,244		10,689,208

			505,081,833
Health Care Technology – 0.1%
Cerner Corp.	266,769		18,185,643

Hotels, Restaurants & Leisure – 1.9%
Carnival Corp.	328,239		14,347,327
Chipotle Mexican Grill, Inc. (a)	20,942		17,601,123
Darden Restaurants, Inc.	100,811		11,917,876
Hilton Worldwide Holdings, Inc. (b)	239,226		22,274,333
Marriott International, Inc., Class A	226,567		28,178,138
McDonald’s Corp.	625,936		134,394,718
MGM Resorts International	417,840		11,582,525
Norwegian Cruise Line Holdings Ltd. (a)	177,936		9,211,747
Royal Caribbean Cruises Ltd.	140,499		15,220,257
Starbucks Corp.	984,942		87,088,571
Wynn Resorts Ltd.	80,004		8,698,035
Yum! Brands, Inc.	250,827		28,451,306

			388,965,956
Household Durables – 0.4%
D.R. Horton, Inc.	278,385		14,673,673
Garmin Ltd.	118,189		10,009,427
Leggett & Platt, Inc.	104,824		4,291,495
Lennar Corp., Class A (b)	233,087		13,017,909
Mohawk Industries, Inc. (a)(b)	50,377		6,250,274
Newell Brands, Inc.	319,095		5,973,458
NVR, Inc. (a)	2,825		10,501,514
PulteGroup, Inc. (b)	210,636		7,698,746

Security	Shares		Value
Household Durables (continued)
Whirlpool Corp.	51,923	$	8,222,526

			80,639,022
Household Products – 1.8%
Church & Dwight Co., Inc.	203,326		15,298,248
Clorox Co.	104,561		15,879,679
Colgate-Palmolive Co.	703,780		51,734,868
Kimberly-Clark Corp.	281,831		40,034,093
Procter & Gamble Co.	2,056,239		255,755,007

			378,701,895
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp.	544,100		8,890,594
NRG Energy, Inc. (b)	203,237		8,048,185

			16,938,779
Industrial Conglomerates – 1.3%
3M Co.	472,534		77,684,590
General Electric Co. (b)	7,149,007		63,912,122
Honeywell International, Inc.	592,880		100,315,296
Roper Technologies, Inc.	85,227		30,391,948

			272,303,956
Insurance – 2.4%
Aflac, Inc.	611,109		31,973,223
Allstate Corp.	273,069		29,677,139
American International Group, Inc.	711,080		39,607,156
Aon PLC	194,008		37,554,128
Arthur J Gallagher & Co.	152,665		13,674,204
Assurant, Inc.	50,395		6,340,699
Chubb Ltd.	375,346		60,595,858
Cincinnati Financial Corp.	124,366		14,509,781
Everest Re Group Ltd.	33,888		9,017,258
Globe Life, Inc.	82,916		7,940,036
Hartford Financial Services Group, Inc.	296,680		17,981,775
Lincoln National Corp.	165,874		10,005,520
Loews Corp. (b)	219,232		11,286,063
Marsh & McLennan Cos., Inc.	419,182		41,939,159
MetLife, Inc.	652,089		30,752,517
Principal Financial Group, Inc.	213,283		12,186,991
Progressive Corp.	478,731		36,981,970
Prudential Financial, Inc.	332,962		29,949,932
Travelers Cos., Inc.	214,703		31,924,189
Unum Group	173,973		5,170,478
Willis Towers Watson PLC	105,943		20,443,821

			499,511,897
Interactive Media & Services – 4.7%
Alphabet, Inc., Class A (a)	245,967		300,360,142
Alphabet, Inc., Class C (a)	249,071		303,617,549
Facebook, Inc., Class A (a)	1,978,857		352,394,855

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	4

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)
September 30, 2019

Security	Shares		Value
Interactive Media & Services (continued)
Twitter, Inc. (a)	635,754	$	26,193,065

			982,565,611
Internet & Direct Marketing Retail – 3.4%
Amazon.com, Inc. (a)	341,897		593,502,421
Booking Holdings, Inc. (a)(b)	34,996		68,683,500
eBay, Inc.	650,101		25,340,937
Expedia Group, Inc.	113,481		15,252,981
TripAdvisor, Inc. (a)	84,852		3,282,075

			706,061,914
IT Services – 5.4%
Accenture PLC, Class A	522,873		100,574,622
Akamai Technologies, Inc. (a)(b)	134,521		12,292,529
Alliance Data Systems Corp.	32,684		4,187,801
Automatic Data Processing, Inc.	356,784		57,592,073
Broadridge Financial Solutions, Inc.	95,207		11,846,607
Cognizant Technology Solutions Corp., Class A	454,907		27,414,970
DXC Technology Co.	220,706		6,510,827
Fidelity National Information Services, Inc.	506,191		67,201,917
Fiserv, Inc. (a)	466,800		48,355,812
FleetCor Technologies, Inc. (a)	70,658		20,263,301
Gartner, Inc. (a)(b)	73,853		10,560,241
Global Payments, Inc.	246,494		39,192,546
International Business Machines Corp.	726,838		105,696,782
Jack Henry & Associates, Inc. (b)	63,289		9,238,295
Leidos Holdings, Inc.	111,087		9,540,152
Mastercard, Inc., Class A	736,785		200,088,702
Paychex, Inc.	262,944		21,763,875
PayPal Holdings, Inc. (a)(b)	968,892		100,367,522
VeriSign, Inc. (a)	85,978		16,218,030
Visa, Inc., Class A	1,422,073		244,610,777
Western Union Co.	346,907		8,037,835

			1,121,555,216
Leisure Products – 0.1%
Hasbro, Inc.	94,917		11,265,699

Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	252,755		19,368,616
Illumina, Inc. (a)	120,505		36,660,031
IQVIA Holdings, Inc. (a)	149,798		22,376,825
Mettler-Toledo International, Inc. (a)	20,333		14,322,565
PerkinElmer, Inc. (b)	90,927		7,744,253
Thermo Fisher Scientific, Inc.	329,992		96,116,770
Waters Corp. (a)(b)	54,262		12,112,906

			208,701,966
Machinery – 1.5%
Caterpillar, Inc.	463,583		58,555,169
Cummins, Inc.	128,800		20,951,896
Deere & Co.	259,945		43,847,523
Dover Corp.	119,136		11,861,180

Security	Shares		Value
Machinery (continued)
Flowserve Corp.	107,502	$	5,021,418
Fortive Corp.	241,738		16,573,557
IDEX Corp.	62,012		10,162,527
Illinois Tool Works, Inc.	242,682		37,977,306
Ingersoll-Rand PLC	197,798		24,370,692
PACCAR, Inc.	284,002		19,882,980
Parker-Hannifin Corp.	106,186		19,178,253
Pentair PLC	129,638		4,900,316
Snap-on, Inc.	45,592		7,136,972
Stanley Black & Decker, Inc.	124,221		17,938,755
Wabtec Corp.	154,199		11,080,740
Xylem, Inc.	147,503		11,744,189

			321,183,473
Media – 2.3%
CBS Corp., Class B	271,176		10,947,375
Charter Communications, Inc., Class A (a)	133,254		54,916,638
Comcast Corp., Class A	3,729,863		168,142,224
Discovery, Inc., Class A (a)(b)	127,330		3,390,798
Discovery, Inc., Class C (a)	295,569		7,276,909
DISH Network Corp., Class A (a)	189,146		6,444,204
Fox Corp., Class A	290,484		9,160,413
Fox Corp., Class B (a)	133,124		4,198,731
Interpublic Group of Cos., Inc.	317,281		6,840,578
News Corp., Class A	316,045		4,399,346
News Corp., Class B	95,128		1,359,855
Omnicom Group, Inc.	180,486		14,132,054
Walt Disney Co.	1,481,668		193,090,974

			484,300,099
Metals & Mining – 0.2%
Freeport-McMoRan, Inc.	1,197,969		11,464,563
Newmont Goldcorp Corp.	671,906		25,478,675
Nucor Corp.	251,026		12,779,734

			49,722,972
Multi-Utilities – 1.1%
Ameren Corp.	201,176		16,104,139
CenterPoint Energy, Inc.	411,664		12,424,020
CMS Energy Corp.	234,825		15,017,059
Consolidated Edison, Inc.	274,914		25,971,126
Dominion Energy, Inc.	678,937		55,021,054
DTE Energy Co.	150,191		19,969,395
NiSource, Inc.	305,857		9,151,241
Public Service Enterprise Group, Inc.	411,377		25,538,284
Sempra Energy	224,933		33,202,360
WEC Energy Group, Inc.	258,937		24,624,909

			237,023,587
Multiline Retail – 0.6%
Dollar General Corp.	211,870		33,674,618
Dollar Tree, Inc. (a)	195,034		22,265,081
Kohl’s Corp.	132,816		6,595,643
Macy’s, Inc.	253,674		3,942,094

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	5

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)
September 30, 2019

Security	Shares		Value
Multiline Retail (continued)
Nordstrom, Inc.	88,174	$	2,968,819
Target Corp.	421,683		45,082,129

			114,528,384
Oil, Gas & Consumable Fuels – 4.0%
Apache Corp.	308,588		7,899,853
Cabot Oil & Gas Corp.	349,750		6,145,107
Chevron Corp.	1,561,579		185,203,269
Cimarex Energy Co.	82,191		3,940,237
Concho Resources, Inc. (b)	164,440		11,165,476
ConocoPhillips	916,179		52,203,879
Devon Energy Corp.	340,366		8,189,206
Diamondback Energy, Inc.	134,446		12,088,040
EOG Resources, Inc.	475,730		35,308,681
Exxon Mobil Corp.	3,483,741		245,986,952
Hess Corp.	209,360		12,662,093
HollyFrontier Corp.	129,331		6,937,315
Kinder Morgan, Inc.	1,595,933		32,892,179
Marathon Oil Corp.	662,202		8,125,219
Marathon Petroleum Corp.	545,527		33,140,765
Noble Energy, Inc.	392,315		8,811,395
Occidental Petroleum Corp.	733,969		32,639,601
ONEOK, Inc.	337,239		24,851,142
Phillips 66	368,800		37,765,120
Pioneer Natural Resources Co.	138,068		17,364,812
Valero Energy Corp.	342,347		29,181,658
Williams Cos., Inc.	993,366		23,900,386

			836,402,385
Personal Products – 0.2%
Coty, Inc., Class A	246,388		2,589,538
Estee Lauder Cos., Inc., Class A	182,967		36,401,285

			38,990,823
Pharmaceuticals – 4.2%
Allergan PLC	269,923		45,425,342
Bristol-Myers Squibb Co.	1,340,909		67,997,495
Eli Lilly & Co.	699,979		78,278,652
Johnson & Johnson	2,171,738		280,979,463
Merck & Co., Inc.	2,110,601		177,670,392
Mylan NV (a)	428,272		8,471,220
Nektar Therapeutics (a)(b)	143,154		2,607,550
Perrigo Co. PLC	111,617		6,238,274
Pfizer, Inc.	4,551,171		163,523,574
Zoetis, Inc.	392,385		48,887,247

			880,079,209
Professional Services – 0.3%
Equifax, Inc.	99,047		13,932,941
IHS Markit Ltd. (a)	326,454		21,833,244
Nielsen Holdings PLC	291,421		6,192,696
Robert Half International, Inc.	95,017		5,288,646

Security	Shares		Value
Professional Services (continued)
Verisk Analytics, Inc.	134,168	$	21,217,328

			68,464,855
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A (a)	275,088		14,582,415

Road & Rail – 0.9%
CSX Corp.	655,420		45,400,943
JB Hunt Transport Services, Inc.	71,325		7,892,111
Kansas City Southern (b)	82,458		10,967,739
Norfolk Southern Corp.	218,030		39,171,270
Union Pacific Corp.	580,260		93,990,515

			197,422,578
Semiconductors & Semiconductor Equipment – 3.8%
Advanced Micro Devices, Inc. (a)	893,027		25,888,853
Analog Devices, Inc.	303,117		33,867,262
Applied Materials, Inc.	756,911		37,769,859
Broadcom, Inc.	327,470		90,404,643
Intel Corp.	3,644,042		187,777,484
KLA Corp.	133,643		21,309,376
Lam Research Corp.	119,046		27,512,721
Maxim Integrated Products, Inc.	221,402		12,821,390
Microchip Technology, Inc.	195,044		18,121,538
Micron Technology, Inc. (a)(b)	907,222		38,874,463
NVIDIA Corp.	499,236		86,902,011
Quorvo, Inc. (a)(b)	99,482		7,375,595
QUALCOMM, Inc.	996,587		76,019,656
Skyworks Solutions, Inc.	141,213		11,191,130
Texas Instruments, Inc.	769,108		99,399,518
Xilinx, Inc.	208,155		19,962,065

			795,197,564
Software – 6.5%
Adobe, Inc. (a)	400,005		110,501,381
ANSYS, Inc. (a)(b)	68,801		15,229,789
Autodesk, Inc. (a)	180,037		26,591,465
Cadence Design Systems, Inc. (a)	230,378		15,223,378
Citrix Systems, Inc.	102,013		9,846,295
Fortinet, Inc. (a)	118,986		9,133,365
Intuit, Inc.	214,809		57,126,306
Microsoft Corp.	6,281,705		873,345,446
Oracle Corp.	1,813,618		99,803,399
salesforce.com, Inc. (a)	721,169		107,050,326
Symantec Corp.	469,256		11,088,519
Synopsys, Inc. (a)	122,882		16,865,555

			1,351,805,224
Specialty Retail – 2.3%
Advance Auto Parts, Inc.	59,306		9,809,212
AutoZone, Inc. (a)	20,211		21,921,255
Best Buy Co., Inc.	190,454		13,139,421
CarMax, Inc. (a)(b)	136,238		11,988,944
Gap, Inc.	168,153		2,919,136
Home Depot, Inc.	901,975		209,276,240

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	6

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)
September 30, 2019

Security	Shares		Value
Specialty Retail (continued)
L Brands, Inc.	188,267	$	3,688,151
Lowe’s Cos., Inc.	634,808		69,803,488
O’Reilly Automotive, Inc. (a)(b)	62,598		24,945,929
Ross Stores, Inc.	300,143		32,970,709
Tiffany & Co.	88,586		8,205,721
TJX Cos., Inc.	994,102		55,411,245
Tractor Supply Co.	99,135		8,965,769
Ulta Salon Cosmetics & Fragrance, Inc. (a)	48,341		12,116,672

			485,161,892
Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	3,494,108		782,575,369
Hewlett Packard Enterprise Co.	1,097,787		16,653,429
HP, Inc.	1,208,027		22,855,871
NetApp, Inc.	200,968		10,552,829
Seagate Technology PLC	194,971		10,487,490
Western Digital Corp.	240,189		14,324,872
Xerox Holdings Corp. (a)	160,203		4,791,672

			862,241,532
Textiles, Apparel & Luxury Goods – 0.7%
Capri Holdings Ltd. (a)(b)	123,734		4,103,019
Hanesbrands, Inc.	298,071		4,566,448
NIKE, Inc., Class B	1,030,218		96,758,075
PVH Corp. (b)	60,782		5,362,796
Ralph Lauren Corp.	42,619		4,068,836
Tapestry, Inc.	237,843		6,195,810
Under Armour, Inc., Class A (a)(b)	154,128		3,073,312
Under Armour, Inc., Class C (a)(b)	157,544		2,856,273
VF Corp.	266,972		23,757,838

			150,742,407
Tobacco – 0.8%
Altria Group, Inc.	1,533,713		62,728,862

Security	Shares		Value
Tobacco (continued)
Philip Morris International, Inc.	1,275,392	$	96,840,514

			159,569,376
Trading Companies & Distributors – 0.2%
Fastenal Co.	469,165		15,327,621
United Rentals, Inc. (a)	64,479		8,036,663
W.W. Grainger, Inc.	36,250		10,771,687

			34,135,971
Water Utilities – 0.1%
American Water Works Co., Inc.	148,954		18,504,555

Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc. (a)	259,209		20,417,893

Total Common Stocks — 97.6%
(Cost — $ 12,308,558,478)			20,323,236,036

Investment Companies – 0.1%
iShares Core S&P 500 ETF (e)	33,925		10,127,291

Total Investment Companies — 0.1%
(Cost — $10,262,245)			10,127,291

Total Long-Term Investments — 97.7%
(Cost — $ 12,318,820,723)			20,333,363,327

Short-Term Securities – 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14% (c)(d)(e)	111,407,922		111,463,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89% (c)(e)	425,700,468		425,700,468

Total Short-Term Securities — 2.6%
(Cost — $537,142,061)			537,164,094

Total Investments — 100.3%
(Cost — $ 12,855,962,784)			20,870,527,421
Liabilities in Excess of Other Assets — (0.3)%			(53,267,128)

Net Assets — 100.0%		$	20,817,260,293

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	7

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2019

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock, Inc.	98,827	—	(2,714)	96,113	$42,831,797	$965,389		$(361,626)	$5,523,691
BlackRock Cash Funds:
Institutional, SL Agency Shares(b)	118,748,723	—	(7,340,801)	111,407,922	111,463,626	415,957	(c)	25,338	19,197
BlackRock Cash Funds:
Treasury, SL Agency Shares(b)	479,801,017	—	(54,100,549)	425,700,468	425,700,468	3,504,783		—	—
iShares Core S&P 500 ETF	—	33,925	—	33,925	10,127,291	50,301		—	(134,954)

					$590,123,182	$4,936,430		$ (336,288)	$5,407,934

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment     expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard and Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2,808	12/20/19	$ 418,181	$ (3,616,037)

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	8

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
September 30, 2019

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$20,333,363,327	$—	$—	$20,333,363,327
Short-Term Securities	537,164,094	—	—	537,164,094

	$20,870,527,421	$—	$—	$20,870,527,421

Derivative Financial Instruments (b)
Liabilities:
Equity contracts	$(3,616,037)	$—	$—	$(3,616,037)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2019	9